Annual Total Returns - Fidelity Flex Freedom Blend Income Fund [BarChart] - 03.31 Fidelity Flex Freedom Blend Funds Combo PRO-12 - Fidelity Flex Freedom Blend Income Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jun. 08, 2017
Fidelity Flex Freedom Blend Income Fund
Bar Chart Table:
Annual Return 2018	(1.27%)
Annual Return 2019	10.97%
Annual Return 2020	9.04%
Annual Return 2021	3.29%